Intangible assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 1,877
Ending balance	1,969	£ 1,877
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,067	1,976
Additions	208	115
Disposals	(68)	(24)
Ending balance	2,207	2,067
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	190	162
Disposals	(68)	(24)
Charge for year	116	52
Ending balance	238	190
IP R&D
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,469
Ending balance	1,469	1,469
IP R&D | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,469	1,469
Additions	0	0
Disposals	0	0
Ending balance	1,469	1,469
Computer software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5
Ending balance	5	5
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6	25
Additions	5	5
Disposals	0	(24)
Ending balance	11	6
Computer software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1	24
Disposals	0	(24)
Charge for year	5	1
Ending balance	6	1
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	403
Ending balance	495	403
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	592	482
Additions	203	110
Disposals	(68)	0
Ending balance	727	592
Patents | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	189	138
Disposals	(68)	0
Charge for year	111	51
Ending balance	£ 232	£ 189